VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Member]
Balance at Beginning of Period		$ 93.7	$ 118.4	$ 121.3
Charged to Costs and Expenses		144.1	171.1	209.2
Charged to Revenue		0.0	0.0	0.0
Deductions	[1]	(160.2)	(195.8)	(212.1)
Balance at End of Period		77.6	93.7	118.4
Allowance for Sales Returns [Member]
Balance at Beginning of Period		13.2	14.5	23.2
Charged to Costs and Expenses		0.0	0.0	0.0
Charged to Revenue		190.8	240.9	274.2
Deductions	[2]	(194.9)	(242.2)	(282.9)
Balance at End of Period		9.1	13.2	14.5
Inventory Valuation Reserve [Member]
Balance at Beginning of Period		98.9	113.9	134.4
Charged to Costs and Expenses		45.4	78.4	82.0
Charged to Revenue		0.0	0.0	0.0
Deductions	[3]	(73.0)	(93.4)	(102.5)
Balance at End of Period		71.3	98.9	113.9
Deferred Tax Asset Valuation Allowance [Member]
Balance at Beginning of Period		1,362.6	942.1	786.1
Charged to Costs and Expenses	[4]	609.5	420.5	156.0
Charged to Revenue		0.0	0.0	0.0
Deductions		0.0	0.0	0.0
Balance at End of Period		$ 1,972.1	$ 1,362.6	$ 942.1

[1]	Accounts written off, net of recoveries and foreign currency translation adjustment.
[2]	Returned product destroyed and foreign currency translation adjustment.
[3]	Obsolete inventory destroyed and foreign currency translation adjustment.
[4]	Increase in valuation allowance primarily for deferred tax assets that are not more likely than not to be realized in the future.